Employee Benefits (Details) - Schedule of employee defined benefit plan - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of employee defined benefit plan [Abstract]
Current service cost	$ 367	$ 101
Interest cost on benefit obligation	160	222
Actuarial gains and losses	91	247
Net benefit expense	$ 618	$ 570